Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	EQ ADVISORS TRUST
Central Index Key	0001027263
Amendment Flag	false
Document Creation Date	Aug 15, 2012
Document Effective Date	Aug 15, 2012
Prospectus Date	May 1, 2012

EQ/AllianceBernstein Small Cap Growth Portfolio
EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 15, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented of EQ Advisors Trust (the “Trust”) regarding the EQ/AllianceBernstein Small Cap Growth Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about: (1) changes to the Portfolio’s principal investment strategy and related principal risks; (2) a reduction in the Portfolio’s management fee; and (3) the addition of portfolio managers to the Portfolio.

*****

Effective on or about September 1, 2012, the principal investment strategy of the Portfolio will change to reflect the conversion of the Portfolio from an active strategy to a hybrid strategy whereby a portion of the Portfolio will be actively managed and a portion of the Portfolio will seek to track the performance of the Russell 2000 Growth Index. AllianceBernstein L.P. will continue to serve as Adviser to the Portfolio.

In connection with these changes, effective September 1, 2012, information in the “About the Investment Portfolios – EQ/AllianceBernstein Small Cap Growth Portfolio” section of the Prospectus is deleted in its entirety and replaced with the information below.

EQ/AllianceBernstein Small Cap Growth Portfolio – Class IA, IB and K Shares
Investment Objective:
Seeks to achieve long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EQ/AllianceBernstein Small Cap Growth Portfolio (USD $)	Class IA Shares	Class IB Shares	Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EQ/AllianceBernstein Small Cap Growth Portfolio		Class IA Shares	Class IB Shares	Class K Shares
Management Fee	[1]	0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1 Fees)	[1]	0.25%	0.25%	none
Other Expenses	[1]	0.18%	0.18%	0.18%
Total Annual Portfolio Operating Expenses	[1]	0.98%	0.98%	0.73%
[1]	Expenses have been restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EQ/AllianceBernstein Small Cap Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	100	312	542	1,201
Class IB Shares	100	312	542	1,201
Class K Shares	75	233	406	906

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 50% of the average value of the Portfolio.
Investments, Risks and Performance Principal Investment Strategy:
The Portfolio’s assets normally are allocated between two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); the other portion of the Portfolio seeks to track the performance of a particular index or indices (“Index Allocated Portion”). Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes in securities of small capitalization companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately $23.4 million to 9.7 billion as of December 31, 2011). The Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 50% of the Portfolio’s net assets.

The Active Allocated Portion invests primarily in U.S. common stocks and other equity securities issued by small capitalization companies that the Adviser believes to have favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The Active Allocated Portion generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

The Index Allocated Portion of the Portfolio seeks to track the performance of the Russell 2000 Index with minimal tracking error. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000 Index in a process known as “optimization.” This process selects stocks for the Index Allocated Portion so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000 Index. The Portfolio’s investments in equity securities of small-cap companies included in the Russell 2000 Index may include financial instruments that derive their value from such securities.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio’s shareholders. The Manager is responsible for overseeing Advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Principal Risks:
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Equity Risk:  In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

Index Strategy Risk: A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Investment Style Risk:  An Adviser may use a particular style or set of styles — in this case “growth” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. They also may increase the volatility of the Portfolio’s share price.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover, in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Small-Cap Company Risk: A Portfolio’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2011 compare to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K shares commenced operations on August 26, 2011. The performance information shown in the table below for the Class K shares prior to that date is the performance of the Class IA shares which would have annual returns identical to those of the Class K shares because the Class IA shares are invested in the same portfolio of securities and, prior to January 1, 2012, had the same expenses as the Class K shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Calendar Year Annual Total Returns – Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
20.95% (2009 2nd Quarter)	-28.78% (2008 4th Quarter)

Average Annual Total Returns
Average Annual Total Returns EQ/AllianceBernstein Small Cap Growth Portfolio	One Year	Five Years	Ten Years
Class IA Shares	(0.37%)	3.27%	4.94%
Class IB Shares	(0.64%)	3.01%	4.68%
Class K Shares	(0.37%)	3.27%	4.94%
Russell 2000 Growth Index	(2.91%)	2.09%	4.48%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
EQ/AllianceBernstein Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat8_SupplementTextBlock
EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 15, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented of EQ Advisors Trust (the “Trust”) regarding the EQ/AllianceBernstein Small Cap Growth Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about: (1) changes to the Portfolio’s principal investment strategy and related principal risks; (2) a reduction in the Portfolio’s management fee; and (3) the addition of portfolio managers to the Portfolio.

*****

Effective on or about September 1, 2012, the principal investment strategy of the Portfolio will change to reflect the conversion of the Portfolio from an active strategy to a hybrid strategy whereby a portion of the Portfolio will be actively managed and a portion of the Portfolio will seek to track the performance of the Russell 2000 Growth Index. AllianceBernstein L.P. will continue to serve as Adviser to the Portfolio.

In connection with these changes, effective September 1, 2012, information in the “About the Investment Portfolios – EQ/AllianceBernstein Small Cap Growth Portfolio” section of the Prospectus is deleted in its entirety and replaced with the information below.

Risk/Return [Heading]	rr_RiskReturnHeading	EQ/AllianceBernstein Small Cap Growth Portfolio – Class IA, IB and K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 50% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s assets normally are allocated between two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); the other portion of the Portfolio seeks to track the performance of a particular index or indices (“Index Allocated Portion”). Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes in securities of small capitalization companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately $23.4 million to 9.7 billion as of December 31, 2011). The Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 50% of the Portfolio’s net assets.

The Active Allocated Portion invests primarily in U.S. common stocks and other equity securities issued by small capitalization companies that the Adviser believes to have favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The Active Allocated Portion generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

The Index Allocated Portion of the Portfolio seeks to track the performance of the Russell 2000 Index with minimal tracking error. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000 Index in a process known as “optimization.” This process selects stocks for the Index Allocated Portion so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000 Index. The Portfolio’s investments in equity securities of small-cap companies included in the Russell 2000 Index may include financial instruments that derive their value from such securities.

		AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio’s shareholders. The Manager is responsible for overseeing Advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Equity Risk:  In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

Index Strategy Risk: A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Investment Style Risk:  An Adviser may use a particular style or set of styles — in this case “growth” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. They also may increase the volatility of the Portfolio’s share price.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover, in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Small-Cap Company Risk: A Portfolio’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

		Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2011 compare to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K shares commenced operations on August 26, 2011. The performance information shown in the table below for the Class K shares prior to that date is the performance of the Class IA shares which would have annual returns identical to those of the Class K shares because the Class IA shares are invested in the same portfolio of securities and, prior to January 1, 2012, had the same expenses as the Class K shares.

		The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2011 compare to the returns of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns – Class IB
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter (% and time period)	Worst quarter (% and time period)
20.95% (2009 2nd Quarter)	-28.78% (2008 4th Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
EQ/AllianceBernstein Small Cap Growth Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
One Year	rr_AverageAnnualReturnYear01	(0.37%)
Five Years	rr_AverageAnnualReturnYear05	3.27%
Ten Years	rr_AverageAnnualReturnYear10	4.94%
EQ/AllianceBernstein Small Cap Growth Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
2002	rr_AnnualReturn2002	(30.20%)
2003	rr_AnnualReturn2003	40.90%
2004	rr_AnnualReturn2004	13.96%
2005	rr_AnnualReturn2005	11.55%
2006	rr_AnnualReturn2006	8.98%
2007	rr_AnnualReturn2007	16.70%
2008	rr_AnnualReturn2008	(44.66%)
2009	rr_AnnualReturn2009	35.64%
2010	rr_AnnualReturn2010	33.25%
2011	rr_AnnualReturn2011	(0.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.78%)
One Year	rr_AverageAnnualReturnYear01	(0.64%)
Five Years	rr_AverageAnnualReturnYear05	3.01%
Ten Years	rr_AverageAnnualReturnYear10	4.68%
EQ/AllianceBernstein Small Cap Growth Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%	[1]
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
One Year	rr_AverageAnnualReturnYear01	(0.37%)
Five Years	rr_AverageAnnualReturnYear05	3.27%
Ten Years	rr_AverageAnnualReturnYear10	4.94%
Russell 2000 Growth Index | EQ/AllianceBernstein Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Five Years	rr_AverageAnnualReturnYear05	2.09%
Ten Years	rr_AverageAnnualReturnYear10	4.48%

[1]	Expenses have been restated to reflect current fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 15, 2012